Pension and Savings Plans (Tables) - Pension Plans, Defined Benefit [Member]	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost
Net periodic pension cost included the following components:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Service cost for benefits earned	$2.1	$2.2	$2.0
Interest cost on projected benefit obligation	45.4	42.2	46.7
Expected return on plan assets	(54.3)	(59.5)	(63.7)
Amortization of prior service cost	1.3	1.0	1.0
Amortization of net actuarial losses	30.2	65.7	48.6
Settlement charge	8.7	—	—
Total net periodic pension cost	$33.4	$51.6	$34.6

Amounts recognized in accumulated other comprehensive loss
The following includes pre-tax amounts recorded in "Accumulated other comprehensive loss":

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Net actuarial loss (gain) arising during year	$79.2	$(133.8)	$67.6
Prior service cost arising during year	—	2.2	—
Amortization:
Net actuarial loss	(30.2)	(65.7)	(48.6)
Prior service cost	(1.3)	(1.0)	(1.0)
Settlement charge	(8.7)	—	—
Total recorded in other comprehensive loss (income)	$39.0	$(198.3)	$18.0

Summary of change in benefit obligation, change in plan assets and funded status
The following summarizes the change in benefit obligation, change in plan assets and funded status of the Plans:

	December 31,
	2014	2013
	(Dollars in millions)
Change in benefit obligation:
Projected benefit obligation at beginning of period	$947.3	$1,058.6
Service cost	2.1	2.2
Interest cost	45.4	42.2
Benefits paid	(57.2)	(59.1)
Actuarial loss (gain) (1)	106.6	(98.8)
Plan amendments	—	2.2
Settlement	(41.7)	—
Projected benefit obligation at end of period	1,002.5	947.3
Change in plan assets:
Fair value of plan assets at beginning of period	851.4	813.7
Actual return on plan assets	81.7	94.5
Employer contributions	5.6	2.3
Benefits paid	(57.2)	(59.1)
Settlement	(41.7)	—
Fair value of plan assets at end of period	839.8	851.4
Funded status at end of year	$(162.7)	$(95.9)
Amounts recognized in the consolidated balance sheets:
Current obligation (included in "Accounts payable and accrued expenses")	$(1.7)	$(1.7)
Noncurrent obligation (included in "Other noncurrent liabilities")	(161.0)	(94.2)
Net amount recognized	$(162.7)	$(95.9)

(1) During 2014, the Company reviewed its demographic assumptions (such as mortality, retirements and terminations) in conjunction with the recently-issued mortality tables published by the Society of Actuaries, to select assumptions that are aligned with the Company’s experience. The updated demographic assumptions increased the December 31, 2014 benefit obligation by approximately $36 million.

Weighted-average assumptions used to determine benefit obligations
The weighted-average assumptions used to determine the benefit obligations as of the end of each year were as follows:

	December 31,
	2014	2013
Discount rate	4.15%	4.95%
Measurement date	December 31, 2014	December 31, 2013

Weighted-average assumptions used to determine net periodic benefit cost
The weighted-average assumptions used to determine net periodic benefit cost during each year were as follows:

	Year Ended December 31,
	2014	2013	2012
Discount rate	4.95%	4.10%	5.00%
Expected long-term return on plan assets	6.85%	7.75%	8.00%
Measurement date	December 31, 2013	December 31, 2012	December 31, 2011

Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
The following tables present the fair value of assets in the Master Trust by asset category and by fair value hierarchy:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
U.S. equity securities	$141.7	$48.6	$—	$190.3
International equity securities	—	69.8	—	69.8
U.S. debt securities	25.3	29.1	—	54.4
International debt securities	—	23.5	—	23.5
Corporate debt securities	—	447.8	—	447.8
Short-term investments	17.5	6.3	—	23.8
Interests in real estate	—	—	30.2	30.2
Total assets at fair value	$184.5	$625.1	$30.2	$839.8

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
U.S. equity securities	$141.8	$54.2	$—	$196.0
International equity securities	—	80.6	—	80.6
U.S. debt securities	30.6	30.7	—	61.3
International debt securities	—	21.9	—	21.9
Corporate debt securities	—	424.3	—	424.3
Short-term investments	23.9	13.5	—	37.4
Interests in real estate	—	—	29.9	29.9
Total assets at fair value	$196.3	$625.2	$29.9	$851.4

Summary of changes in the fair value of the Master Trust's Level 3 investments
The table below sets forth a summary of changes in the fair value of the Master Trust’s Level 3 investments:

	Year Ended December 31,
	2014	2013
	(Dollars in millions)
Balance, beginning of year	$29.9	$27.8
Realized gains	0.2	0.7
Unrealized gains relating to investments still held at the reporting date	4.9	2.6
Purchases, sales and settlements, net	(4.8)	(1.2)
Balance, end of year	$30.2	$29.9

Summary of estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the Master Trust:

Pension Benefits
(Dollars in millions)
2015	$62.2
2016	63.0
2017	63.6
2018	64.2
2019	64.1
Years 2020-2024	327.7